CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income	¥ 1,100,460	$ 150,761	¥ 1,065,945	¥ 825,929
Other comprehensive income
Foreign currency translation adjustments, net of tax	(16,014)	(2,194)	7,297	(32,115)
Total comprehensive income	1,084,446	148,567	1,073,242	793,814
Less: net income attributable to non-controlling interests				6,177
Total comprehensive income attributable to ordinary shareholders	¥ 1,084,446	$ 148,567	¥ 1,073,242	¥ 787,637